UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors Inc.
Address: 767 Third Avenue, 30th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY                 June 12, 2002
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                                                          Page 1


                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        90

Form 13F Information Table Value Total: $2,431,764,150

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC


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                           FORM 13F INFORMATION TABLE

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      Column 1      Column 2   Column 3    Column 4      Column 5        Column 6           Column  7           Column 8
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                                                                     Investment Discretion             Voting Authority (Shares)

                            Title     CUSIP                                     Shared   Shared    Other
Name of Issuer            of Class    Number    Market Value      SHRS     Sole Defined   Other   Managers  Sole    Shared     None
-----------------------------------------------------------------------------------------------------------------------------------


Abbott Laboratories          COM     2824100      52,600,000    1,000,000                   X       1                1,000,000

Abgenix, Inc                 COM    00339B107     38,186,135    2,021,500                   X       1                2,021,500
Abgenix, Inc                 COM    00339B107     15,206,450      805,000    X                      2     805,000

Adolor Corp.                 COM    00724X102     10,324,387      925,954                   X       1                  925,954
Adolor Corp.                 COM    00724X102      6,449,160      578,400    X                      2     578,400

Affymetrix Inc               COM    00826T108     80,390,520    2,774,000                   X       1                2,774,000
Affymetrix Inc               COM    00826T108     20,546,820      709,000    X                      2     709,000

Alexion Pharmaceuticals,
 Inc.                        COM    015351109     18,808,000      800,000                   X       1                  800,000
Alexion Pharmaceuticals,
 Inc.                        COM    015351109      4,702,000      200,000    X                      2     200,000

Amgen Inc.                   COM     31162100     36,452,544      610,800                   X       1                  610,800
Amgen Inc.                   COM     31162100     13,129,600      220,000    X                      2     220,000

Arena Pharmaceuticals Inc    COM    040047102        144,420       14,500                   X       1                   14,500

Argonaut Technologies Inc    COM     40175101      2,080,500      730,000                   X       1                  730,000
Argonaut Technologies Inc    COM     40175101      2,622,000      920,000    X                      2     920,000

Arqule Inc.                  COM    04269E107     15,825,390    1,253,000                   X       1                1,253,000
Arqule Inc.                  COM    04269E107      9,269,157      733,900    X                      2     733,900

Bio-Technology General       COM    090578105     14,179,098    2,887,800                   X       1                2,887,800
Bio-Technology General       COM    090578105      8,114,757    1,652,700    X                      2   1,652,700

Caliper Technologies         COM    130876105     19,563,948   19,563,948                   X       1               19,563,948
Caliper Technologies         COM    130876105     10,653,558      821,400    X                      2     821,400

Ciphergen Biosystems         COM    17252Y104      8,225,939    1,366,435                   X       1                1,366,435
Ciphergen Biosystems         COM    17252Y104      5,748,667      954,928    X                      2     954,928

Compugen Ltd                 COM   IL0010852080      434,860      127,900                   X       1                  127,900
Compugen Ltd                 COM   IL0010852080      220,320       64,800    X                      2      64,800

Cypress Biosciences          COM    232674507      2,316,500      565,000                   X       1                  565,000
Cypress Biosciences          COM    232674507      3,013,500      735,000    X                      2     735,000

Depomed Inc.                 COM    249908104        822,270      164,454                   X       1                  164,454
Depomed Inc.                 COM    249908104      9,189,230    1,837,846    X                      2   1,837,846

Discovery Laboratories
  Inc.                       COM    254668106     10,898,264    3,504,265                   X       2   3,504,265

Eli Lilly & Company          COM    532457108    114,757,200    1,506,000                   X       1                1,506,000
Eli Lilly & Company          COM    532457108     45,491,400      597,000    X                      2     597,000

Entremed Inc.                COM    29382F103      2,204,000      290,000                   X       1                  290,000
Entremed Inc.                COM    29382F103      2,736,000      360,000    X                      2     360,000

Enzon Inc.                   COM    293904108     66,528,009    1,502,100                   X       1                1,502,100
Enzon Inc.                   COM    293904108     14,659,990      331,000    X                      2     331,000

Forest Laboratories
  - CL A                     COM    345838106     40,850,000      500,000                   X       1                  500,000
Forest Laboratories
  - CL A                     COM    345838106      5,719,000       70,000    X                      2      70,000

Genentech Inc                COM    368710406    109,935,595    2,179,100                   X       1                2,179,100
Genentech Inc                COM    368710406     49,743,700      986,000    X                      2     986,000

Genzyme Corp. General
  Division                   COM    372917104     99,196,405    2,271,500                   X       1                2,271,500
Genzyme Corp. General
  Division                   COM    372917104     42,883,940      982,000    X                      2     982,000

Gilead Sciences Inc.         COM    375558103     96,446,002    2,679,800                   X       1                2,679,800
Gilead Sciences Inc.         COM    375558103     46,427,100    1,290,000    X                      2   1,290,000

Given Imaging                COM   IL0010865371   11,396,471    1,041,725                   X       1                1,041,725
Given Imaging                COM   IL0010865371   37,139,013    3,394,791    X                      2   3,394,791

Idec Pharmaceuticals
  Corp.                      COM    449370105     10,545,200      164,000                   X       2     164,000

Immunex Corp.                COM    452528102    132,230,148    4,369,800                   X       1                4,369,800
Immunex Corp.                COM    452528102     59,763,500    1,975,000    X                      2   1,975,000

Immunomedics Inc.            COM    452907108     19,631,184    1,035,400                   X       1                1,035,400
Immunomedics Inc.            COM    452907108     11,812,080      623,000    X                      2     623,000

Incyte Pharma                COM    45337C102     44,256,100    3,719,000                   X       1                3,719,000
Incyte Pharma                COM    45337C102     20,967,800    1,762,000    X                      2   1,762,000

King Pharmaceuticals Inc.    COM    495582108      5,566,590      159,000                   X       1                  159,000
King Pharmaceuticals Inc.    COM    495582108      6,686,910      191,000    X                      2     191,000

Lifecell                     COM    531927101      2,413,033      699,430                   X       1                  699,430
Lifecell                     COM    531927101      5,672,904    1,644,320    X                      2   1,644,320

Lion Biosciences ADR         COM    536191109        420,427       40,621                   X       1                   40,621
Lion Biosciences ADR         COM    536191109        522,271       50,461    X                      2      50,461

Molecular Devices Corp       COM    60851C107     26,519,115    1,459,500                   X       1                1,459,500

Orapharma Inc.               COM    68554E106      5,785,000    1,300,000                   X       1                1,300,000

Orchid Biosciences           COM    68571P100      2,869,070    1,107,749                   X       1                1,107,749
Orchid Biosciences           COM    68571P100      3,578,033    1,381,480    X                      2   1,381,480

Orphan Medical, Inc.         COM    687303107     10,140,000      780,000                   X       1                  780,000
Orphan Medical, Inc.         COM    687303107     10,884,926      837,302    X                      2     837,302

Palatin Technologies Inc.    COM    696077304        662,618      207,068                   X       1                  207,068
Palatin Technologies Inc.    COM    696077304        832,960      260,300    X                      2     260,300

Penwest Pharmaceuticals
  Co.                        COM    709754105      4,268,000      220,000                   X       1                  220,000
Penwest Pharmaceuticals
  Co.                        COM    709754105      5,424,240      279,600    X                      2     279,600

Pfizer Inc.                  COM    717081103    130,029,280    3,272,000                   X       0                3,272,000
Pfizer Inc.                  COM    717081103     58,775,460    1,479,000    X                      2   1,479,000

Pharmacia Corp.              COM    71713U102    130,682,412    2,898,900                   X       1                2,898,900
Pharmacia Corp.              COM    71713U102     50,421,980    1,118,500    X                      2   1,118,500

Pharmacopeia Inc.            COM    71713B104     24,210,890    1,819,000                   X       1                1,819,000
Pharmacopeia Inc.            COM    71713B104      7,134,160      536,000    X                      2     536,000

SangStat Medical Corp.       COM    801003104     40,290,000    1,500,000                   X       1                1,500,000
SangStat Medical Corp.       COM    801003104      6,043,500      225,000    X                      2     225,000

Schering-Plough
  Corporation                COM    806605101    120,930,680    3,863,600                   X       1                3,863,600
Schering-Plough
  Corporation                COM    806605101     35,995,000    1,150,000    X                      2   1,150,000

Sepracor Inc.                COM    817315104     29,829,440    1,537,600                   X       1                1,537,600
Sepracor Inc.                COM    817315104      7,152,780      368,700    X                      2     368,700

Sonus Pharma.                COM    835692104        978,450      165,000                   X       1                  165,000
Sonus Pharma.                COM    835692104      1,156,350      195,000    X                      2     195,000

Synaptic Pharmaceuticals
  Corp.                      COM    87156R109        794,400      132,400                   X       1                  132,400
Synaptic Pharmaceuticals
  Corp.                      COM    87156R109        970,800      161,800    X                      2     161,800

Titan Pharmaceuticals Inc.   COM    888314101      1,577,250      225,000                   X       1                  225,000
Titan Pharmaceuticals Inc.   COM    888314101      1,962,800      280,000    X                      2     280,000

Triangle Pharmaceuticals
  Inc.                       COM    89589H104     10,930,320    2,143,200                   X       1                2,143,200
Triangle Pharmaceuticals
  Inc.                       COM    89589H104     13,791,930    2,704,300    X                      2   2,704,300

Wyeth                        COM    983024100    110,528,340    1,683,600                   X       1                1,683,600
Wyeth                        COM    983024100     49,894,000      760,000    X                      2     760,000


Total                                          2,431,764,150  121,008,177                              39,894,793   81,113,384
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